UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04413

Exact name of registrant as specified in charter:	Delaware Group® Equity Funds IV

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2017

Item 1. Schedule of Investments.

Schedule of investments
Delaware Healthcare Fund	December 31, 2017 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 97.98%✧
Biotechnology – 23.07%
Active Biotech †	9,691	$2,056
Alder Biopharmaceuticals †	75,000	858,750
Alexion Pharmaceuticals †	10,356	1,238,474
Aralez Pharmaceuticals †	69,667	98,927
Arena Pharmaceuticals †	225,400	7,656,838
Array BioPharma †	330,000	4,224,000
Bioverativ †	6,500	350,480
Coherus Biosciences †	396,300	3,487,440
Epizyme †	41,100	515,805
Foundation Medicine †	80,000	5,456,000
Genomic Health †	38,000	1,299,600
ImmunoGen †	1,130,000	7,243,300
Ligand Pharmaceuticals Class B †	65,000	8,900,450
Loxo Oncology †	68,000	5,724,240
MacroGenics †	50,000	950,000
Mirati Therapeutics †	80,000	1,460,000
Momenta Pharmaceuticals †	70,000	976,500
Myriad Genetics †	135,000	4,636,575
Neurocrine Biosciences †	90,000	6,983,100
Regeneron Pharmaceuticals †	20,000	7,519,200
Regulus Therapeutics †	20,000	20,800
Rigel Pharmaceuticals †	784,088	3,042,261
Sarepta Therapeutics †	23,000	1,279,720
Seattle Genetics †	80,000	4,280,000
Spark Therapeutics †	90,000	4,627,800
TESARO †	30,000	2,486,100
uniQure †	531,449	10,411,086
Vanda Pharmaceuticals †	145,000	2,204,000
Vascular Biogenics †	200,000	1,420,000
Vertex Pharmaceuticals †	25,000	3,746,500
Xencor †	95,643	2,096,495
XOMA †	40,000	1,424,000
		106,620,497
Blue Chip Medical Products – 43.17%
AbbVie	130,000	12,572,300
Amgen	77,000	13,390,300
AstraZeneca	110,000	7,590,616
AstraZeneca ADR	60,000	2,082,000
Bayer	43,000	5,343,319
Biogen †	2,000	637,140
Boston Scientific †	500,000	12,395,000

NQ-573 [12/17] 2/18 (421321)      1

Schedule of investments
Delaware Healthcare Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock✧ (continued)
Blue Chip Medical Products (continued)
Bristol-Myers Squibb	120,000	$7,353,600
Chugai Pharmaceutical	600,000	30,665,239
Eli Lilly & Co.	210,000	17,736,600
Express Scripts Holding †	12,000	895,680
Gilead Sciences	158,000	11,319,120
GlaxoSmithKline ADR	283,000	10,038,010
Pfizer	398,000	14,415,560
Roche Holding	18,000	4,551,397
Sanofi	205,000	17,648,857
Sanofi ADR	430,000	18,490,000
Stryker	20,000	3,096,800
UCB	60,000	4,757,578
Zimmer Biomet Holdings	38,000	4,585,460
		199,564,576
Healthcare Services – 10.47%
Aetna	43,000	7,756,770
Anthem	38,000	8,550,380
CVS Health	65,000	4,712,500
DaVita †	90,000	6,502,500
McKesson	33,000	5,146,350
Quest Diagnostics	48,000	4,727,520
UnitedHealth Group	50,000	11,023,000
		48,419,020
Other – 6.85%
Cia de Minas Buenaventura ADR	115,300	1,623,424
Dean Foods	326,116	3,769,901
Dyax =†	400,000	444,000
Fannie Mae †	900,000	2,385,000
Federal Home Loan Mortgage †	900,000	2,268,000
Kinross Gold †	300,000	1,296,000
SINA †	60,000	6,018,600
Sohu.com †	320,000	13,872,000
		31,676,925
Small- / Mid-Cap Medical Products – 14.42%
Halozyme Therapeutics †	500,000	10,130,000
MorphoSys †	410,000	37,473,196
Mylan †	285,900	12,096,429
Perrigo	80,000	6,972,800
		66,672,425
Total Common Stock (cost $319,173,056)		452,953,443

2     NQ-573 [12/17] 2/18 (421321)

(Unaudited)

	Number of shares	Value (US $)
Rights – 0.01%
Ambit Bioscience =†	76,500	$45,900
Total Rights (cost $0)		45,900

	Principal amount°
Short-Term Investments – 2.47%
Repurchase Agreements – 2.47%
Bank of America Merrill Lynch
1.33%, dated 12/29/17, to be repurchased on 1/2/18,
repurchase price $2,872,673 (collateralized by US
government obligations 0.75%-3.00%
10/31/18–5/15/47; market value $2,929,694)	2,872,249	2,872,249
Bank of Montreal
1.20%, dated 12/29/17, to be repurchased on 1/2/18,
repurchase price $7,181,579 (collateralized by US
government obligations 1.00%-3.75%
6/30/19–8/15/45; market value $7,324,237)	7,180,621	7,180,621
BNP Paribas
1.33%, dated 12/29/17, to be repurchased on 1/2/18,
repurchase price $1,362,049 (collateralized by US
government obligations 0.00%-2.00%
12/31/21–6/30/44; market value $1,389,087)	1,361,848	1,361,848
Total Short-Term Investments (cost $11,414,718)		11,414,718

Total Value of Securities – 100.46%
(cost $330,587,774)		464,414,061

Liabilities Net of Receivables and Other Assets – (0.46%)		(2,139,463)
Net Assets Applicable to 20,751,628 Shares Outstanding – 100.00%		$462,274,598

✧	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
†	Non-income producing security.

NQ-573 [12/17] 2/18 (421321)     3

Schedule of investments
Delaware Healthcare Fund (Unaudited)

The following foreign currency exchange contracts were outstanding at Dec. 31, 2017:

Foreign Currency Exchange Contracts

	Contracts to		Settlement	Unrealized
Counterparty	Receive (Deliver)	In Exchange For	Date	Depreciation
BNYM	EUR 362,468	USD (435,523)	1/3/18	$ (487)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of abbreviations:
ADR – American Depositary Receipt
BNYM – BNY Mellon
EUR – European Monetary Unit
USD – US Dollar

See accompanying notes.

4     NQ-573 [12/17] 2/18 (421321)

Notes
Delaware Healthcare Fund	December 31, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware Group® Equity Funds IV (Trust) – Delaware Healthcare Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end, Sept. 30, 2017.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). The foregoing valuation policies apply to restricted and unrestricted securities.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized on the next page.

NQ-573 [12/17] 2/18 (421321)     5

(Unaudited)

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Dec. 31, 2017:

Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stock
Biotechnology	$106,620,497	$—	$—	$106,620,497
Blue Chip Medical Products	129,007,570	70,557,006	—	199,564,576
Healthcare Services	48,419,020	—	—	48,419,020
Other	31,232,925	—	444,000	31,676,925
Small- / Mid-Cap Medical Products	29,199,229	37,473,196	—	66,672,425
Rights	—	—	45,900	45,900
Short-Term Investments	—	11,414,718	—	11,414,718
Total Value of Securities	$344,479,241	$119,444,920	$489,900	$464,414,061
Derivatives*
Liabilities:
Foreign Currency Exchange Contracts	$—	$(487)	$—	$(487)

*Foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument at the year end.

As a result of utilizing international fair value pricing at Dec. 31, 2017, a portion of the common stock in the portfolio was categorized as Level 2.

6     NQ-573 [12/17] 2/18 (421321)

(Unaudited)

During the period ended Dec. 31, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value (NAV) is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as they were not considered significant to the Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Dec. 31, 2017, that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-573 [12/17] 2/18 (421321)     7

Schedule of investments
Delaware Small Cap Growth Fund	December 31, 2017 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 100.48%✧
Consumer Discretionary – 30.68%
Burlington Stores †	2,580	$317,417
Century Communities †	7,110	221,121
Five Below †	4,895	324,636
LGI Homes †	3,785	283,989
Malibu Boats Class A †	7,345	218,367
MarineMax †	11,795	222,925
Shake Shack Class A †	2,925	126,360
TopBuild †	3,790	287,055
Weight Watchers International †	7,365	326,122
		2,327,992
Consumer Staples – 0.29%
elf Beauty †	995	22,198
		22,198
Financials – 2.60%
LendingTree †	580	197,461
		197,461
Healthcare – 29.58%
AMN Healthcare Services †	4,630	228,027
BioTelemetry †	10,680	319,332
Collegium Pharmaceutical †	22,465	414,704
Exelixis †	11,280	342,912
ICON (Ireland) †	1,550	173,833
Loxo Oncology †	715	60,189
Neurocrine Biosciences †	3,760	291,738
Pacira Pharmaceuticals †	9,050	413,133
		2,243,868
Industrials – 5.58%
American Woodmark †	1,200	156,300
Oshkosh	685	62,260
Patrick Industries †	2,550	177,098
SiteOne Landscape Supply †	105	8,054
Trex †	180	19,510
		423,222
Information Technology – 31.75%
Care.com †	9,875	178,145
EPAM Systems †	2,090	224,529
Euronet Worldwide †	1,905	160,534
Itron †	250	17,050
Littelfuse	1,050	207,711
LogMeIn	2,320	265,640
Match Group †	11,385	356,464
MKS Instruments	2,640	249,480

NQ-241 [12/17] 2/18 (421333)     1

Schedule of investments
Delaware Small Cap Growth Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock✧ (continued)
Information Technology (continued)
Proofpoint †	1,920	$170,515
RingCentral Class A †	5,970	288,948
Trade Desk Class A †	6,345	290,157
		2,409,173
Total Common Stock (cost $6,276,837)		7,623,914

	Principal amount°
Short-Term Investments – 2.48%
Repurchase Agreements – 2.48%
Bank of America Merrill Lynch
1.33%, dated 12/29/17, to be repurchased on 1/2/18,
repurchase price $47,316 (collateralized by US
government obligations 0.75%-3.00%
10/31/18–5/15/47; market value $48,255)	47,309	47,309
Bank of Montreal
1.20%, dated 12/29/17, to be repurchased on 1/2/18,
repurchase price $118,288 (collateralized by US
government obligations 1.00%-3.75%
6/30/19–8/15/45; market value $120,638)	118,272	118,272
BNP Paribas
1.33%, dated 12/29/17, to be repurchased on 1/2/18,
repurchase price $22,434 (collateralized by US
government obligations 0.00%–2.00%
12/31/21–6/30/44; market value $22,880)	22,431	22,431
Total Short-Term Investments (cost $188,012)		188,012

Total Value of Securities – 102.96%
(cost $6,464,849)		7,811,926

Liabilities Net of Receivables and Other Assets – (2.96%)		(224,332)
Net Assets Applicable to 678,276 Shares Outstanding – 100.00%		$7,587,594

✧	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
†	Non-income producing security.

See accompanying notes.

2     NQ-241 [12/17] 2/18 (421333)

Notes
Delaware Small Cap Growth Fund	December 31, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware Group® Equity Funds IV (Trust) – Delaware Small Cap Growth Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end, March 31, 2017.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The foregoing valuation policies apply to restricted and unrestricted securities.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below and on the next page.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

NQ-241 [12/17] 2/18 (421333)     3

(Unaudited)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Dec. 31, 2017:

Securities	Level 1	Level 2	Total
Assets:
Common Stock	$7,623,914	$—	$7,623,914
Short-Term Investments	—	188,012	188,012
Total Value of Securities	$7,623,914	$188,012	$7,811,926

During the period ended Dec. 31, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments. The Fund’s policy is to recognize transfers between level based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. During the period ended Dec. 31, 2017, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Dec. 31, 2017 that would require recognition or disclosure on the Fund’s “Schedule of investments.”

4     NQ-241 [12/17] 2/18 (421333)

Schedule of investments
Delaware Smid Cap Growth Fund	December 31, 2017 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 99.91%✧
Consumer Discretionary – 23.22%
Bright Horizons Family Solutions †	191,850	$18,033,900
Burlington Stores †	265,700	32,689,071
LGI Homes †	607,950	45,614,489
MarineMax †	1,330,275	25,142,197
Norwegian Cruise Line Holdings †	346,650	18,459,113
Shake Shack Class A †	504,825	21,808,440
Vail Resorts	3,875	823,321
Weight Watchers International †	1,081,725	47,898,783
Wynn Resorts	127,650	21,520,513
		231,989,827
Financials – 4.58%
E*TRADE Financial †	357,400	17,716,318
LendingTree †	82,175	27,976,479
		45,692,797
Healthcare – 26.13%
ABIOMED †	109,518	20,524,768
Align Technology †	60,275	13,392,502
AMN Healthcare Services †	653,225	32,171,331
BioTelemetry †	743,700	22,236,630
Collegium Pharmaceutical †	1,585,649	29,271,080
Exelixis †	1,388,750	42,218,000
ICON †	74,250	8,327,137
MiMedx Group †	26,813	338,112
Neurocrine Biosciences †	501,650	38,923,023
Pacira Pharmaceuticals †	1,176,575	53,710,649
		261,113,232
Industrials – 11.17%
American Woodmark †	282,450	36,789,113
Fortune Brands Home & Security	231,100	15,816,484
Lennox International	28,625	5,961,443
Old Dominion Freight Line	8,175	1,075,421
Oshkosh	186,900	16,987,341
Trex †	177,900	19,282,581
United Rentals †	50,525	8,685,753
WABCO Holdings †	49,050	7,038,675
		111,636,811
Real Estate – 1.11%
QTS Realty Trust Class A	204,425	11,071,658
		11,071,658
Technology – 33.70%
Arista Networks †	146,427	34,495,273
Broadridge Financial Solutions	147,300	13,342,434

NQ-016 [12/17] 2/18 (421304)     1

Schedule of investments
Delaware Smid Cap Growth Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock✧ (continued)
Technology (continued)
EPAM Systems †	332,950	$35,768,819
Gartner †	130,075	16,018,736
LogMeIn	144,925	16,593,913
Match Group †	1,427,700	44,701,287
MKS Instruments	148,375	14,021,437
Monolithic Power Systems	137,300	15,427,028
Proofpoint †	261,675	23,239,357
Splunk †	416,925	34,538,067
Square Class A †	421,925	14,628,140
Take-Two Interactive Software †	303,650	33,334,697
Trade Desk Class A †	661,100	30,232,103
Yelp †	248,100	10,410,276
		336,751,567
Total Common Stock (cost $747,538,850)		998,255,892

	Principal amount°
Short-Term Investments – 1.23%
Repurchase Agreements – 0.30%
Bank of America Merrill Lynch
1.33%, dated 12/29/17, to be repurchased on 1/2/18,
repurchase price $767,712 (collateralized by US
government obligations 0.75%-3.00%
10/31/18–5/15/47; market value $782,950)	767,598	767,598
Bank of Montreal
1.20%, dated 12/29/17, to be repurchased on 1/2/18,
repurchase price $1,919,252 (collateralized by US
government obligations 1.00%-3.75%
6/30/19–8/15/45; market value $1,957,376)	1,918,996	1,918,996
BNP Paribas
1.33%, dated 12/29/17, to be repurchased on 1/2/18,
repurchase price $364,003 (collateralized by US
government obligations 0.00%–2.00%
12/31/21–6/30/44; market value $371,229)	363,949	363,949
		3,050,543
US Treasury Obligations – 0.93%≠
US Cash Management Bill 0.333% 1/2/18	7,952,894	7,952,894
US Treasury Bill 0.883% 1/11/18	1,349,649	1,349,253
		9,302,147
Total Short-Term Investments (cost $12,352,467)		12,352,690

2     NQ-016 [12/17] 2/18 (421304)

(Unaudited)

Total Value of Securities – 101.14%
(cost $759,891,317)	$1,010,608,582
Liabilities Net of Receivables and Other Assets – (1.14%)	(11,420,663)
Net Assets Applicable to 45,070,184 Shares Outstanding – 100.00%	$999,187,919

✧	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
†	Non-income producing security.

See accompanying notes.

NQ-016 [12/17] 2/18 (421304)     3

Notes
Delaware Smid Cap Growth Fund	December 31, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware Group® Equity Funds IV (Trust) – Delaware Smid Cap Growth Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end, Sept. 30, 2017.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). The foregoing valuation policies apply to restricted and unrestricted securities.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below and on the next page.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

4     NQ-016 [12/17] 2/18 (421304)

(Unaudited)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Dec. 31, 2017:

Securities	Level 1	Level 2	Total
Assets:
Common Stock	$998,255,892	$—	$998,255,892
Short-Term Investments	—	12,352,690	12,352,690
Total Value of Securities	$998,255,892	$12,352,690	$1,010,608,582

During the period ended Dec. 31, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value (NAV) is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended Dec. 31, 2017, there were no Level 3 investments.

NQ-016 [12/17] 2/18 (421304)     5

(Unaudited)

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Dec. 31, 2017, that would require recognition or disclosure in the Fund’s “Schedule of investments.”

6     NQ-016 [12/17] 2/18 (421304)

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: